                                                      --------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0006
                                                      Expires: February 28, 1997
                         UNITED STATES                Estimated average burden
              SECURITIES AND EXCHANGE COMMISSION      hours per response...24.60
                     Washington, D.C. 20549           --------------------------
                                                        ------------------------
                                                              SEC USE ONLY
                            FORM 13F                    ------------------------

                                                        ------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended DECEMBER 31, 2002.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  [ ]


GENESIS CAPITAL MANAGEMENT, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


909 MONTGOMERY STREET, SUITE 500         SAN FRANCISCO         CA       94133
--------------------------------------------------------------------------------
Business Address      (Street)              (City)           (State)    (Zip)


GAIL P. SENECA                          415-486-6725             PRESIDENT
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------------ATTENTION-----------------------------------
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(a).
--------------------------------------------------------------------------------


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of SAN FRANCISCO and State of CALIFORNIA on the 23 day of JANUARY, 2003.


                                            GENESIS CAPITAL MANAGEMENT L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                   /s/ Gail P. Seneca
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to institutional Investment Managers after they file their first report.

Name:               13F File No.:       Name:               13F File No.:
------------------  -------------       ------------------  -------------
1.                                      6.
------------------  -------------       ------------------  -------------
2.                                      7.
------------------  -------------       ------------------  -------------
3.                                      8.
------------------  -------------       ------------------  -------------
4.                                      9.
------------------  -------------       ------------------  -------------
5.                                      10.
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
Seneca Capital Management LLC
FORM 13F
4q02 13F Gencap
31-Dec-02

                                                                                    Voting Authority
                                                                                    -----------------------------
                                                              Value      Shares/    Other
Name of Issuer                   Title of class   CUSIP       (x$1000)   Prn Amt    Managers   Sole      Shared    None
------------------------------   --------------   ---------   --------   --------   --------   -------   -------   --------
Accenture LTD                    COM              G1150G111        343     19,050                         19,050
Affiliated Computer Svcs-A       COM              008190100      2,400     45,580                         45,580
Allergan Inc                     COM              018490102      1,500     26,040                         26,040
Altera Corp                      COM              021441100      2,219    179,940                        179,940
Amazon com Inc                   COM              023135106      1,240     65,630                         65,630
American Express Co              COM              025816109        397     11,230                         11,230
American International Group I   COM              026874107        294      5,080                          5,080
AmerisourceBergen Corporation    COM              03073E105      2,325     42,810                         42,810
Amgen Inc                        COM              031162100        395      8,170                          8,170
Applied Materials  Inc           COM              038222105        373     28,660                         28,660
Autozone Inc                     COM              053332102      2,506     35,470                         35,470
BEA Systems Inc                  COM              073325102      1,317    114,860                        114,860
Ball Co                          COM              058498106      1,862     36,380                         36,380
Bank Of Amer Corp                COM              060505104        346      4,980                          4,980
Bed Bath & Beyond Inc            COM              075896100      1,889     54,710                         54,710
Biovail Corp                     COM              09067J109      1,640     62,100                         62,100
Charter One Fin Inc              COM              160903100      1,649     57,395                         57,395
Cisco Systems Inc                COM              17275R102        326     24,890                         24,890
Clear Channels Comms Inc         COM              184502102        392     10,520                         10,520
Clorox Co                        COM              189054109      1,674     40,580                         40,580
Concord EFS Inc                  COM              206197105      1,984    126,060                        126,060
Deere & Co                       COM              244199105        336      7,320                          7,320
Ebay Inc                         COM              278642103        334      4,920                          4,920
Ecolab Inc                       COM              278865100      1,861     37,600                         37,600
Electronic Arts Inc              COM              285512109      1,830     36,770                         36,770
Emerson Electric Co              COM              291011104        428      8,420                          8,420
Forest Labs Inc                  COM              345838106        331      3,370                          3,370
Gilead Sciences Inc              COM              375558103      2,055     60,450                         60,450
Goldman Sachs Group Inc          COM              38141G104        223      3,280                          3,280
Intel Corp                       COM              458140100        362     23,260                         23,260
International Business Machine   COM              459200101        281      3,630                          3,630
Intuit Inc                       COM              461202103      2,186     46,590                         46,590
Jabil Circuit Inc                COM              466313103      2,599    145,010                        145,010
Johnson & Johnson                COM              478160104        381      7,100                          7,100
KLA-Tencor Corporation           COM              482480100      1,858     52,540                         52,540
Kohl's Corp                      COM              500255104        323      5,780                          5,780
Lamar Advertising Co             COM              512815101      2,074     61,630                         61,630
Lilly (Eli) & Co                 COM              532457108        327      5,150                          5,150
Medtronic Inc                    COM              585055106        332      7,280                          7,280
Michaels Stores Inc              COM              594087108      1,227     39,210                         39,210
Microsoft Corp                   COM              594918104        530     10,250                         10,250

Network Appliance Inc            COM              64120L104      1,145    114,490                        114,490
Newell Rubbermaid Inc.           COM              651229106      2,053     67,680                         67,680
Noble Corp                       COM              G65422100      1,468     41,760                         41,760
Pactiv Corporation               COM              695257105      2,437    111,470                        111,470
Peoplesoft Inc                   COM              712713106      1,915    104,620                        104,620
Pepsi Bottling Group Inc         COM              713409100      1,778     69,200                         69,200
Pepsico Inc                      COM              713448108        417      9,870                          9,870
Pfizer Inc                       COM              717081103        536     17,540                         17,540
Procter & Gamble Co              COM              742718109        241      2,800                          2,800
Qualcomm Inc                     COM              747525103        318      8,740                          8,740
Royal Caribbean Cruises LTD      COM              V7780T103      1,469     87,960                         87,960
Safeco Corp                      COM              786429100      1,606     46,330                         46,330
Schlumberger LTD                 COM              806857108        257      6,110                          6,110
Staples Inc                      COM              855030102      1,996    109,070                        109,070
Texas Instruments Inc            COM              882508104        318     21,210                         21,210
Tribune Co                       COM              896047107        329      7,230                          7,230
United Parcel Service Cl B       COM              911312106        335      5,310                          5,310
Universal Health Svcs Inc CLas   COM              913903100      1,311     29,070                         29,070
Univision Communications-A       COM              914906102      1,446     59,020                         59,020
Walmart Stores Inc               COM              931142103        455      9,010                          9,010
Walt Disney Co Holding Co        COM              254687106        336     20,620                         20,620
Weight Watchers Intl Inc         COM              948626106      1,664     36,190                         36,190
Wellpoint Health Networks        COM              94973H108      2,233     31,380                         31,380
Whole Foods Market Inc           COM              966837106      1,485     28,170                         28,170
Xilinx Inc                       COM              983919101        327     15,880                         15,880
Yahoo Inc                        COM              984332106      1,913    116,990                        116,990